Principal Accounting Policies - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	¥ 637,489	$ 91,160	¥ 571,185
Total contract balances	649,817		583,599
Freight listings service [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	493,756		462,036
Contract balances—non current	12,328		12,414
Transaction service [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	110,771		78,709
Others [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	¥ 32,962		¥ 30,440